UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21247
                  --------------------------------------------

                    DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          c/o Ivy Asset Management LLC
                                One Jericho Plaza
                                Jericho, NY 11753
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                     The Bank of New York Mellon Corporation
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                         -------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 877-525-5217
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                       -----------------------------------

                     Date of reporting period: June 30, 2010
                     ---------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

Attached hereto.

DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

CONSOLIDATED SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2010 (Unaudited)


                                                         Initial
                                                       Acquisition                       Fair          Withdrawal       Redemption
                                                          Date           Cost            Value        Frequency (d)    Notice Period
                                                          ----           ----            -----        ------------     -------------
PORTFOLIO FUNDS - 21.2%

EQUITY (A) - 11.6%

GLOBAL - 2.9%

SCP Ocean Fund Ltd., Series J                           02/01/10    $  2,850,000      $  2,769,566     Annually           60 Days
                                                                    ------------      ------------

UNITED STATES - 8.7%

Cobalt Offshore Fund Ltd, Series II                     01/01/10       2,875,000         2,794,795     Quarterly          60 Days
Ivory Flagship Fund, LP, Class C                        01/01/10       3,675,000         3,607,526     Monthly            45 Days
JANA Partners Qualified, LP, Class A (e) (f)            10/01/06          10,190            26,718
Locust Wood Capital, LP                                 02/01/10       1,900,000         1,864,770     Quarterly          45 Days
                                                                    ------------      ------------
                                                                       8,460,190         8,293,809
                                                                    ------------      ------------

TOTAL EQUITY                                                          11,310,190        11,063,375
                                                                    ------------      ------------

RELATIVE VALUE (B) - 5.5%

MULTI-STRATEGY - 5.5%

Amaranth Partners, LLC (e) (f) (g)                      04/01/03         243,464           256,363
Basso Multi-Strategy Fund, LP (f) (g)                   12/01/07         161,916           154,343
Brevan Howard Fund Ltd., Class B                        04/01/08       2,515,139         2,549,685     Monthly            100 Days
HBK SLV, LP, Class C (f) (g)                            04/01/07         101,389           104,762
Investcorp Interlachen Multi-Strategy Fund, LLC (e) (f) 02/01/08           6,339             5,570
Stark Investments, LP, Class C (e) (f)                  04/01/03       1,702,986         1,669,863
Stark Select Asset Fund, LLC (f) (g)                    02/01/10         497,005           462,693
                                                                    ------------      ------------

TOTAL RELATIVE VALUE                                                   5,228,238         5,203,279
                                                                    ------------      ------------

EVENT DRIVEN (C) - 4.1%

DISTRESSED - 0.8%

King Street Capital, LP (e) (f)                         04/01/03         422,382           348,986
Longacre (QP) SPV IV, LLC (f) (g)                       10/01/09         335,365           354,111
                                                                    ------------      ------------
                                                                         757,747           703,097
                                                                    ------------      ------------

MULTI-STRATEGY-SPECIAL SITUATIONS - 3.3%

Deephaven Event Fund, LLC (f) (g)                       11/01/05         152,875           133,320
Merced Partners Limited Partnership (e) (f)             04/01/03         444,276           471,129
Owl Creek Overseas Fund Ltd., Class AP                  02/01/10       2,375,000         2,214,707     Quarterly          90 Days
Scoggin Capital Management, LP II (e) (f)               02/01/06         328,787           330,676
                                                                    ------------      ------------
                                                                       3,300,938         3,149,832
                                                                    ------------      ------------

TOTAL EVENT DRIVEN                                                     4,058,685         3,852,929
                                                                    ------------      ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 21.2%                          20,597,113        20,119,583
                                                                    ------------      ------------

DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

--------------------------------------------------------------------------------
June 30, 2010 (Unaudited)



                                                                                         Fair          Withdrawal
                                                                         Cost            Value        Frequency (d)
                                                                         ----            -----        ------------
MONEY MARKET FUND - 20.9%

Federated Prime Obligations Fund - 0.22% (h)                        $ 19,845,171      $ 19,845,171     Daily
                                                                    ------------      ------------

TOTAL INVESTMENTS - 42.1%                                           $ 40,442,284      $ 39,964,754
Other Assets, Less Liabilities - 57.9%                                                  55,037,655
                                                                                      ------------
MEMBERS' CAPITAL - 100.0%                                                             $ 95,002,409
                                                                                      ============

--------------------------------------------------------------------------------
(a) This strategy involves purchasing securities at prices which, in the Portfolio Manager's opinion, are less than the per share value of the issuers' assets or earning power. The emphasis of managers pursuing this type of strategy is on individual stock selection rather than predicting market direction and the use of fundamental analysis as well as analytical and statistical analysis.

(b) This strategy seeks profits from pricing inefficiencies in securities traded in various markets, and involves investing in U.S. and foreign common stocks, preferred stock, stock options, corporate debt securities, convertible bonds, government bonds, swaps and futures contracts.

(c) This strategy involves investing in opportunities created by significant, generally one-time, transactional events such as spin-offs, mergers and acquisitions, restructurings and bankruptcy proceedings.

(d) Available frequency of withdrawal after initial lock-up period. Other liquidity restrictions may apply.

(e) All or a portion of this Portfolio Fund is held in side pockets, which have restricted liquidity. All side pockets are expected to liquidate in 3-4 years.

(f) This Portfolio Fund is held by a wholly-owned subsidiary of Defenders Multi-Strategy Hedge Fund, LLC.

(g) As of June 30, 2010, this underlying Portfolio Fund has notified the Fund of certain restrictions on liquidity, such as, suspended redemptions or other implemented restrictions on liquidity. Stark Investments, LP and Longacre (QP) SPV IV, LLC are expected to liquidate in 2-4 years. For Deephaven Event Fund, LLC, Basso Multi-Strategy Fund, LP, HBK SLV, LP and Amaranth Partners, LLC, an estimate of when the restrictions might lapse cannot be made and such restrictions have been in effect since January 2008, September 2008, December 2008 and September 2006, respectively.

(h)  Represents annualized 7-day yield at June 30, 2010.

Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows:

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


Investments                           Level 1          Level 2         Level 3         Total
-----------                        ------------      ----------     ------------    ------------
Portfolio Funds                    $          -      $        -     $ 20,119,583    $ 20,119,583
Money Market Fund                    19,845,171               -                -      19,845,171
                                   ------------      ----------     ------------    ------------
Total Investments                  $ 19,845,171      $        -     $ 20,119,583    $ 39,964,754
                                   ============      ==========     ============    ============

The Portfolio Funds have been disclosed by strategy on the Consolidated Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                         Investment Strategy
                                                                         -------------------

                                                                            Relative       Tactical
                                                Equity      Event Driven      Value        Trading          Credit         Total
                                             ------------   ------------  ------------   ------------   ------------   ------------
Balance as of March 31, 2010                 $ 40,474,961   $ 16,697,944  $ 13,374,975   $  5,011,430   $  4,429,973   $ 79,989,283
Net Realized Gain                                (810,615)       527,571       309,150        (81,507)       436,440   $    381,039
Change in Unrealized Appreciation /
(Depreciation)                                   (936,882)      (606,722)     (164,103)       363,570       (485,073)  $ (1,829,210)
Net Purchases (Sales)                         (27,664,089)   (12,765,864)   (8,316,743)    (5,293,493)    (4,381,340)  $(58,421,529)
Transfers In / (Out)                                    -              -             -              -              -              -
                                             ------------   ------------  ------------   ------------   ------------   ------------
Balance as of June 30, 2010                  $ 11,063,375   $  3,852,929  $  5,203,279   $          -   $          -   $ 20,119,583
                                             ============   ============  ============   ============   ============   ============
Total Change in Unrealized Appreciation
(Depreciation) for securities still held at
June 30, 2010                                $ (537,452)    $   (282,663) $     29,465   $          -   $          -   $   (790,650)
                                             ============   ============  ============   ============   ============   ============

ITEM 2 -- CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.


     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

          However, as reported previously on Form N-CSR (as filed on June 9, 2010), the Registrant had a control deficiency related to the financial statement reporting for the unitization of capital accounts of members and other disclosures related to the Registrant's election to be treated as a regulated investment company. During the fiscal quarter ended June 30, 2010, management has modified its internal control over financial reporting to improve the effectiveness of the controls to ensure that financial statement reporting is conducted properly. These developments did not affect the net asset value of the Registrant's units owned by members.

ITEM 3 -- EXHIBITS.

          Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                               DEFENDERS MULTI-STRATEGY HEDGE FUND, LLC

                               By:      /s/ STEVEN M. ANDERSON
                                        ----------------------------------------
                                        Steven M. Anderson
                                        Treasurer and Chief Financial Officer

                               Date:    August 30, 2010


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                               By:      /s/ STEVEN M. ANDERSON
                                        ----------------------------------------
                                        Steven M. Anderson
                                        Treasurer and Chief Financial Officer

                               Date:    August 30, 2010


                               By:      /s/ DAVID K. MOSSMAN
                                        ----------------------------------------
                                        David K. Mossman
                                        President and Chief Executive Officer

                               Date:    August 30, 2010